Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments

Future aggregate minimum lease payments for these leases and others as of December 31, 2019 are:

Future Minimum Lease Payments

2020	$435,583
2021	424,103
2022	376,902
2023	376,902
2024	276,079
Thereafter	214,477
$2,104,046